Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities and short-term debt approximate their fair value because of the short term maturity of these instruments. The fair value of the contingent consideration relating to the MACOM acquisition is re-measured on a recurring basis (See Note 2).

The Company uses derivative financial instruments, “derivatives”, as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. The Company does not enter into derivatives for trading or other speculative purposes. The Company’s use of derivatives is in accordance with the strategies contained in the Company’s overall financial policy. The derivatives outstanding at December 31, 2016 were foreign exchange swaps and forward contracts. All swaps principally match the terms and maturity of the underlying debt and no swaps have a maturity beyond six months. The forward contracts are designated as cash flow hedges of certain external purchases. All derivatives are recognized in the consolidated financial statements at fair value. Certain derivatives are from time to time designated either as fair value hedges or cash flow hedges in line with the hedge accounting criteria. For certain other derivatives hedge accounting is not applied either because non-hedge accounting treatment creates the same accounting result or the hedge does not meet the hedge accounting requirements, although entered into applying the same rationale concerning mitigating market risk that occurs from changes in interest and foreign exchange rates.

When a hedge is classified as a fair value hedge, the change in the fair value of the hedge is recognized in the Consolidated Statements of Net Income along with the off-setting change in the fair value of the hedged item. When a hedge is classified as a cash flow hedge, any change in the fair value of the hedge is initially recorded in equity as a component of OCI and reclassified into the Consolidated Statements of Net Income when the hedge transaction affects net earnings. The Company uses the forward rate with respect to the measurement of changes in fair value of cash flow hedges when revaluing foreign exchange forward contracts. There were no material reclassifications from OCI to the Consolidated Statements of Net Income during 2016 and 2015. Any ineffectiveness in 2016 and 2015 was not material.

The degree of judgment utilized in measuring the fair value of the instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of asset or liability, whether the asset or liability has an established market and the characteristics specific to the transaction. Instruments with readily active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of pricing observability and a lesser degree of judgment utilized in measuring fair value. Conversely, assets rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment utilized in measuring fair value.

Under existing GAAP, there is a disclosure framework hierarchy associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level 3 - Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The Company’s derivatives are classified as Level 2 of the fair value hierarchy and there were no transfers between the levels during this or comparable periods.

The tables on the next page present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and December 31, 2015. The carrying value is the same as the fair value as these instruments are recognized in the consolidated financial statements at fair value. Although the Company is party to close-out netting agreements (ISDA agreements) with all derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2016 and December 31, 2015 have been presented on a gross basis. The amounts subject to netting agreements that the Company choose not to offset are presented later in this note. According to the close-out netting agreements, transaction amounts payable to a counterparty on the same date and in the same currency can be netted.

DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS

The derivatives designated as hedging instruments outstanding at December 31, 2016 are foreign exchange forward contracts, classified as cash flow hedges. For 2016, the cumulative gains and losses recognized in OCI on the cash flow hedges are a gain of $9.1 million (net of taxes). For 2016, the gains and losses reclassified from OCI and recognized in the Consolidated Statements of Net Income are a gain of $1.2 million (net of taxes). Any ineffectiveness in 2016 was not material. The derivatives designated as hedging instruments outstanding at December 31, 2015 were foreign exchange forward contracts, classified as cash flow hedges. For 2015, the cumulative gains and losses recognized in OCI on the cash flow hedges were a gain of $0.6 million (net of taxes). For 2015, the gains and losses reclassified from OCI and recognized in the Consolidated Statements of Net Income were a gain of $0.4 million (net of taxes). Any ineffectiveness in 2015 was not material.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

Derivatives, not designated as hedging instruments, relate to economic hedges and are marked to market with all amounts recognized in the Consolidated Statements of Net Income. The derivatives not designated as hedging instruments outstanding at December 31, 2016 are foreign exchange swaps. During the first quarter of 2016, the Company entered into foreign exchange option contracts to hedge foreign exchange risk related to the ANBS acquisition. These foreign exchange option contracts matured during the first quarter of 2016 and are no longer outstanding. For 2016, the gains and losses recognized in other non-operating items, net are a gain of $1.3 million for derivative instruments not designated as hedging instruments. The derivatives not designated as hedging instruments outstanding at December 31, 2015 were foreign exchange swaps. For 2015, the Company recognized a loss of $3.3 million in other non-operating items, net for derivative instruments not designated as hedging instruments. For 2016 and 2015, the gains and losses recognized as interest expense were immaterial.

FAIR VALUE OF DEBT

The fair value of long-term debt is determined either from quoted market prices as provided by participants in the secondary market or for long-term debt without quoted market prices, estimated using a discounted cash flow method based on the Company’s current borrowing rates for similar types of financing. The fair value and carrying value of debt is summarized in the table below. The Company has determined that each of these fair value measurements of debt reside within Level 2 of the fair value hierarchy.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also has assets and liabilities in its balance sheet that are measured at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets, including equity method investments.

The Company has determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and the Company’s assumptions about the use of the assets and settlements of liabilities, as observable inputs are not available. The Company has determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy. To determine the fair value of long-lived assets, the Company utilizes the projected cash flows expected to be generated by the long-lived assets, then discounts the future cash flows over the expected life of the long-lived assets.

For 2016 and 2015, the Company did not record any material impairment charges on its long-lived assets.

	DECEMBER 31, 2016						DECEMBER 31, 2015
			Fair Value Measurements						Fair Value Measurements
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS1)	Nominal volume		Derivative asset (Other current/ non-current assets)		Derivative liability (Other current / non-current liabilities)		Nominal volume		Derivative asset (Other current /non-current assets)		Derivative liability (Other current / non-current liabilities)
Foreign exchange forward contracts, less than 1 year (cash flow hedge)	$74.0		$7.6		$0.3		$58.0		$0.2		$0.2
Foreign exchange forward contracts, less than 2 years (cash flow hedge)	10.8		0.0		0.2		11.3		0.0		0.1

TOTAL	$84.8		$7.6		$0.5		$69.3		$0.2		$0.3

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign exchange swaps, less than 6 months	$251.8	2)	$1.1	3)	$0.1	4)	$482.4	5)	$2.5	6)	$5.1	7)

TOTAL	$251.8		$1.1		$0.1		$482.4		$2.5		$5.1

1)	There is no netting since there are no offsetting contracts.
2)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $226.5 million.
3)	Net amount after deducting for offsetting swaps under ISDA agreements is $1.1 million.
4)	Net amount after deducting for offsetting swaps under ISDA agreements is $0.0 million.
5)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $435.8 million.
6)	Net amount after deducting for offsetting swaps under ISDA agreements is $2.4 million.
7)	Net amount after deducting for offsetting swaps under ISDA agreements is $4.9 million.

	DECEMBER 31, 2016 CARRYING VALUE1)	DECEMBER 31, 2016 FAIR VALUE	DECEMBER 31, 2015 CARRYING VALUE1)	DECEMBER 31, 2015 FAIR VALUE
LONG-TERM DEBT
U.S. Private placement	$1,312.4	$1,360.0	$1,421.5	$1,472.6
Medium-term notes	0.0	0.0	77.8	79.6
Other long-term debt	11.2	11.2	0.1	0.1

TOTAL	$1,323.6	$1,371.2	$1,499.4	$1,552.3

SHORT-TERM DEBT
Overdrafts and other short-term debt	$39.7	$39.7	$39.4	$39.4
Short-term portion of long-term debt	180.1	185.6	0.2	0.2

TOTAL	$219.8	$225.3	$39.6	$39.6

1)	Debt as reported in balance sheet.